Accounts Receivable (Tables)	6 Months Ended
Dec. 31, 2024
Accounts Receivable [Abstract]
Schedule of Account Receivable

As of June 30, 2024 and December 31, 2024, accounts receivable consisted of the following:

	June 30, 2024	December 31, 2024
	RMB	RMB
Accounts receivable	144,670,083	149,920,975
Less: Allowance for credit losses	(14,315,654)	(14,607,614)
	130,354,429	135,313,361

Schedule of Movement of Allowance Against Expected Credit Losses

For the six months ended December 31, 2023 and 2024, the movement of allowance against expected credit losses was as the following:

	June 30, 2024	December 31, 2024
	RMB	RMB
Opening balance	1,852,816	14,315,654
Adjustment of opening balance due to adoption of ASU 2016-13	8,821,129	—
Provision of expected credit losses	4,031,265	291,960
Writing off accounts receivable	(389,556)	—
Ending balance	14,315,654	14,607,614